Label	Element	Value
Virtus Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Short Duration High Income Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Short Duration High Income Fund (the “Fund”) will be effective July 25, 2022.

◾	Newfleet Asset Management (“Newfleet”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	David L. Albrycht, CFA, William Eastwood, CFA, Eric Hess, CFA, Kyle Jennings, CFA and Francesco Ossino will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to James Dudnick, CFA, Steven Gish, CFA, and Justin Kass, CFA, as portfolio managers of the Fund, will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus Newfleet Short Duration High Income Fund

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Short Duration High Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.86% for Class A shares, 1.11% for Class C shares, 0.60% for Institutional Class shares, 0.65% for Class P shares and 0.55% for Class R6 shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 20, 2023
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade (rated Ba or below by Moody’s or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality) (sometimes referred to as “high-yield securities” or “junk bonds”), while maintaining an average duration of less than three years, and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the fund’s gains and losses. To illustrate the effects of changes in interest rates on a portfolio with a similar average duration, generally, a portfolio with an average duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The fund may invest up to 20% of its assets in bank loans. The fund may invest up to 20% of its assets in non-U.S. securities, which will typically be U.S. dollar-denominated but may also include securities denominated in non-U.S. currencies. The fund will invest less than 10% of its net assets in securities rated CCC or below by Standard and Poor’s.

The fund invests in high yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation.

The portfolio managers apply a disciplined investment approach, making use of fundamental research, to construct a portfolio for investment. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. In selecting specific debt instruments for investment, the portfolio managers may look to such factors as the issuer’s creditworthiness, the investment’s yield in relation to its credit quality and the investment’s relative value in relation to the high yield market. The portfolio managers seek to construct a portfolio with lower volatility than the broader high yield market in part through the fund’s approach to duration and credit quality. The portfolio managers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The disclosure under the “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus will be restated as follows:

>	Debt Instruments Risk. Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

>	High-Yield Fixed Income Securities (Junk Bonds) Risk. High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

>	Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>	Issuer Risk. The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>	Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

>	Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

>	Bank Loan Risk. In addition to the risks typically associated with high-yield fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

>	Confidential Information Access Risk. The fund’s Manager normally will seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

>	Counterparty Risk. A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.
>	Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

>	Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>	Leverage Risk. When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

>	Liquidity Risk. Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

>	Mortgage-Backed and Asset-Backed Securities Risk. Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

>	Prepayment/Call Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

>	Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

>	Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>	Unrated Fixed Income Securities Risk. If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.

>	US Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

>	Variable Distribution Risk. Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.